Acquisition and sale of businesses and purchase of non-controllinginterests (Tables)	12 Months Ended
Jun. 30, 2018
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Schedule of Fair Value of Net Assets Acquired and Cash Consideration Paid in Business Combination

Fair value of net assets acquired and cash consideration paid in respect of the acquisition of businesses and the purchase of shares of non-controlling interests in the three years ended 30 June 2018 were as follows:

	Net assets acquired and consideration
	Casamigos £ million	Other £ million	2018 £ million	2017 £ million	2016 £ million
Brands and other intangibles	469	9	478	—	26
Inventories	4	—	4	—	—
Other working capital	5	(3)	2	—	—
Current tax	—	—	—	—	(1)
Deferred tax	—	—	—	—	(11)
Cash	6	—	6	—	—

Fair value of assets and liabilities	484	6	490	—	14
Goodwill arising on acquisition	237	12	249	—	(14)

Consideration payable	721	18	739	—	—

Satisfied by:
Cash consideration paid	549	6	555	—	—
Contingent consideration payable	172	12	184	—	—

	721	18	739	—	—

Cash consideration paid for Casamigos	549	—	549	—	—
Cash consideration paid for other subsidiaries	—	6	6	—	—
Cash consideration paid for investments in associates	—	12	12	6	10
Cash consideration paid in respect of prior year acquisitions	—	22	22	23	4
Capital injection in associates	—	11	11	2	1
Cash acquired	(6)	—	(6)	—	—

Net cash outflow on acquisition of businesses	543	51	594	31	15
Purchase of shares of non-controlling interests	—	—	—	—	21

Total net cash outflow	543	51	594	31	36